Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses
General and administrative	$ (15,699)	¥ (109,291,000)	¥ (71,641,000)	¥ (32,431,000)
Total operating expenses	(58,043)	(404,087,000)	(289,852,000)	(163,755,000)
Loss from operations	(21,147)	(147,225,000)	(92,785,000)	(92,416,000)
Foreign exchange loss, net	249	1,731,000	(11,689,000)	(339,000)
Interest income	905	6,300,000	3,657,000	314,000
Interest expense	(1,597)	(11,118,000)	(7,054,000)	(122,000)
Change in fair value of derivative liability		(10,178,000)
Loss before income taxes	(15,753)	(109,679,000)	(66,167,000)	(94,271,000)
Income tax expenses	23	162,000	30,000	(3,980,000)
Net Loss	(15,776)	(109,841,000)	(66,197,000)	(90,291,000)
Deduct: Accretion of contingently redeemable convertible preferred shares			(24,094,000)	(26,391,000)
Net loss attributable to common shareholders	(15,776)	(109,841,000)	(90,291,000)	(116,682,000)
Other comprehensive income (loss)
Foreign currency translation adjustments	(293)	(2,037,000)	11,688,000	(7,563,000)
Comprehensive loss	(16,069)	(111,878,000)	(54,509,000)	(97,854,000)
Parent Company
Operating expenses
General and administrative	(2,067)	(14,389,000)	(11,941,000)	(10,076,000)
Share of losses of subsidiaries and VIE	(13,404)	(93,328,000)	(72,750,000)	(79,916,000)
Total operating expenses	(15,471)	(107,717,000)	(84,691)	(89,992,000)
Loss from operations	(15,471)	(107,717,000)	(84,691,000)	(89,992,000)
Foreign exchange loss, net			(186,000)	(339,000)
Interest income	396	2,754,000	3,013,000	18,000
Interest expense	(1,462)	(10,178,000)	(6,599,000)
Other income	761	5,300,000	964,000	22,000
Change in fair value of derivative liability			21,302,000
Loss before income taxes	(15,776)	(109,841,000)	(66,197,000)	(90,291,000)
Income tax expenses	0	0
Net Loss	(15,776)	(109,841,000)	(66,197,000)	(90,291,000)
Deduct: Accretion of contingently redeemable convertible preferred shares			(24,094,000)	(26,391,000)
Net loss attributable to common shareholders	(15,776)	(109,841,000)	(90,291,000)	(116,682,000)
Other comprehensive income (loss)
Foreign currency translation adjustments	(293)	(2,037,000)	11,688,000	(7,563,000)
Total other comprehensive income (loss), net of tax	(293)	(2,037,000)	11,688,000	(7,563,000)
Comprehensive loss	$ (16,069)	¥ (111,878,000)	¥ (54,509,000)	¥ (97,854,000)